Stock Warrants - Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 15, 2021
Class Of Warrant Or Right [Line Items]
Shares subject to issuance upon exercise of warrants then outstanding	28,597,994				10,681,327
Exercise price of warrants issued	$ 0.96
Remaining Contractual Life	4 years 1 month 20 days
Class Of Warrant Or Right Exercisable					2,056,326
Warrants One Expiring June 2022 [Member]
Class Of Warrant Or Right [Line Items]
Shares subject to issuance upon exercise of warrants then outstanding	199,659
Exercise price of warrants issued	$ 6.00
Remaining Contractual Life	5 months 15 days
Warrants Two Expiring June 2022 [Member]
Class Of Warrant Or Right [Line Items]
Shares subject to issuance upon exercise of warrants then outstanding	350,000
Exercise price of warrants issued	$ 5.00
Remaining Contractual Life	5 months 15 days
Warrants Expiring January 2023 [Member]
Class Of Warrant Or Right [Line Items]
Shares subject to issuance upon exercise of warrants then outstanding	256,667
Exercise price of warrants issued	$ 3.75
Remaining Contractual Life	1 year 10 days
Warrants Expiring January 2025 [Member]
Class Of Warrant Or Right [Line Items]
Shares subject to issuance upon exercise of warrants then outstanding	8,625,001
Exercise price of warrants issued	$ 0.50
Remaining Contractual Life	4 years
Warrants Expiring May 2026 [Member]
Class Of Warrant Or Right [Line Items]
Shares subject to issuance upon exercise of warrants then outstanding	19,166,667
Exercise price of warrants issued	$ 1.00
Remaining Contractual Life	4 years 4 months 6 days
ADOMANI, INC. [Member]
Class Of Warrant Or Right [Line Items]
Shares subject to issuance upon exercise of warrants then outstanding		10,681,327	7,556,323	7,556,323
Exercise price of warrants issued		$ 1.33	$ 4.45	$ 4.45
Remaining Contractual Life		4 years 2 months 12 days	2 years 9 months 18 days	3 years 9 months 18 days
Class Of Warrant Or Right Issued During Period		8,625,001
Class Of Warrant Or Right Exchanged For Common Stock		(5,499,997)
Class Of Warrant Or Right Exercisable		2,056,326
Class Of Warrant Or Right Issued During Period Exercise Price		0.50
Class Of Warrant Or Right Exchanged For Common Stock Exercise Price		4.50
Class Of Warrant Or Right Exercisable Exercise Price Of Warrants Or Rights		4.33
Class Of Warrant Or Right Exercise Sale Weighted Average Remaining Contractual Life		1 year 1 month 6 days
Class Of Warrant Or Right Granted Weighted Average Remaining Contractual Life		5 years
Class Of Warrant Or Right Exchanged For Common Stock Weighted Average Remaining Contractual Life		0 years